Regulatory Capital Matters (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Capital Matters [Abstract]
Actual and required capital amounts and ratios of CFBank

					To Be Well
					Capitalized Under		Required
			For Capital		Applicable Regulatory		By Terms Of
	Actual		Adequacy Purposes		Capital Standards		CFBank Order
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio

December 31, 2013
Total Capital to risk
weighted assets	$26,246	12.08%	$17,385	8.00%	$21,731	10.00%	$26,078	12.00%

Tier 1 (Core) Capital to risk
weighted assets	23,492	10.81%	8,693	4.00%	13,039	6.00%	N/A	N/A

Tier 1 (Core) Capital to
adjusted total assets	23,492	9.34%	10,061	4.00%	12,576	5.00%	20,121	8.00%

Tangible Capital to
adjusted total assets	23,492	9.34%	3,773	1.50%	N/A	N/A	N/A	N/A

					To Be Well
					Capitalized Under		Required
			For Capital		Applicable Regulatory		By Terms Of
	Actual		Adequacy Purposes		Capital Standards		CFBank Order
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio

December 31,2012
Total Capital to risk
weighted assets	$25,002	15.53%	$12,878	8.00%	$16,098	10.00%	$19,317	12.00%

Tier 1 (Core) Capital to risk
weighted assets	22,950	14.26%	6,439	4.00%	9,659	6.00%	N/A	N/A

Tier 1 (Core) Capital to
adjusted total assets	22,950	10.97%	8,372	4.00%	10,465	5.00%	16,744	8.00%

Tangible Capital to
adjusted total assets	22,950	10.97%	3,139	1.50%	N/A	N/A	N/A	N/A